SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure detailed information about reconciliation of consolidated statement of comprehensive income
	As	Loyalty	Points	Interest	Restated
	Originally	Currency	Travel	Reclassification
	Presented	Retailing
REVENUE
Principal	$330,565	1,726	-	-	$332,291
Other partner revenue	16,768	(202)	(213)	-	16,353
Interest	213	-	-	(213)	-
Total Revenue	$347,546	1,524	(213)	(213)	$348,644

EXPENSES
Direct cost of principal revenue	300,570	1,524	-	-	302,094
Marketing and communications	2,056	-	(213)	-	1,843
Total Expenses	$342,705	1,524	(213)	-	$344,016

Finance income	-	-	-	213	213
Income before Income Taxes	$4,841	-	-	-	$4,841

NET INCOME	$3,380	-	-	-	$3,380

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
•	Furniture and fixtures	Straight-line over 5 years
•	Computer hardware	Straight-line over 3 years
•	Computer software	Straight-line over 3 years
•	Leasehold improvements	Straight-line over shorter of useful life or the lease term

Disclosure of detailed information about finite useful lives of intangible assets [Table Text Block]
•	Customer Relationships	Straight-line over 10 years
•	Technology	Straight-line over 3 to 5 years